United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5843

(Investment Company Act File Number)

Cash Trust Series, Inc.
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  05/31/2011

Date of Reporting Period:  Quarter ended 02/28/11

Item 1.                      Schedule of Investments

Federated Government Cash Series

Portfolio of Investments

February 28, 2011 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 42.3%
$125,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.243% — 0.353%, 3/3/2011 — 3/21/2011	125,007,338
107,800,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.163% — 0.244%, 3/1/2011 — 5/8/2011	107,772,629
183,500,000		Federal Home Loan Bank System Notes, 0.190% — 3.125%, 4/12/2011 — 3/6/2012	183,532,119
9,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.210%, 8/10/2011	8,991,495
35,900,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.201% — 0.372%, 3/1/2011 — 4/2/2011	35,878,926
49,706,000		Federal Home Loan Mortgage Corp. Notes, 1.625% — 3.500%, 4/11/2011 — 5/5/2011	49,835,252
70,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.010% — 0.175%, 4/13/2011 — 5/16/2011	69,969,544
28,700,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.162% — 0.282%, 3/11/2011 — 3/27/2011	28,694,930
6,000,000		Federal National Mortgage Association Notes, 5.375%, 11/15/2011	6,216,413
122,400,000	[1]	General Electric Capital Corp. (GTD by FDIC) Floating Rate Notes, 0.382% — 1.232%, 3/9/2011 — 3/11/2011	122,787,839
42,000,000	[1]	Goldman Sachs Group, Inc. (GTD by FDIC) Floating Rate Notes, 0.382% — 0.562%, 3/15/2011 — 5/9/2011	42,029,932
31,100,000	[1]	Morgan Stanley (GTD by FDIC) Floating Rate Notes, 0.654%, 3/21/2011	31,257,212
252,109,000	[2,3,4]	Straight A Funding, LLC (Unconditional Liquidity Support from Federal Financing Bank) Discount Notes, 0.250% — 3.000%, 3/1/2011 — 5/5/2011	252,018,778
		TOTAL GOVERNMENT AGENCIES	1,063,992,407
		U.S. Treasury – 3.1%
3,500,000		United States Treasury Notes, 0.875%, 4/30/2011	3,503,701
51,600,000		United States Treasury Notes, 1.000% — 4.875%, 7/31/2011	52,404,253
5,000,000		United States Treasury Notes, 1.750%, 11/15/2011	5,052,863
17,000,000		United States Treasury Notes, 5.125%, 6/30/2011	17,277,578
		TOTAL U.S. TREASURY	78,238,395
		Repurchase Agreements – 55.0%
162,683,000		Interest in $5,305,000,000 joint repurchase agreement 0.20%, dated 2/28/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,305,029,472 on 3/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,411,130,063.	162,683,000
100,000,000		Interest in $350,000,000 joint repurchase agreement 0.20%, dated 2/28/2011 under which Bank of Montreal will repurchase securities provided as collateral for $350,001,944 on 3/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/15/2040 and the market value of those underlying securities was $357,127,726.	100,000,000
100,000,000	[5]	Interest in $1,650,000,000 joint repurchase agreement 0.19%, dated 2/8/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,650,783,750 on 5/9/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/25/2041 and the market value of those underlying securities was $1,813,201,832.	100,000,000
100,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.20%, dated 2/28/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $3,000,016,667 on 3/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2044 and the market value of those underlying securities was $3,060,017,000.	100,000,000
51,698,000	[5]	Interest in $797,000,000 joint repurchase agreement 0.19%, dated 2/14/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $797,382,781 on 5/16/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2047 and the market value of those underlying securities was $813,938,175.	51,698,000
53,418,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.19%, dated 2/15/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,000,475,000 on 5/16/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $1,022,015,103.	53,418,000
106,836,000	[5]	Interest in $2,000,000,000 joint repurchase agreement 0.19%, dated 2/16/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,000,316,667 on 3/18/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/25/2041 and the market value of those underlying securities was $2,053,096,386.	106,836,000
100,000,000	[5]	Interest in $2,000,000,000 joint repurchase agreement 0.19%, dated 2/22/2011 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,000,073,889 on 3/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/25/2051 and the market value of those underlying securities was $2,060,076,106.	100,000,000
1

Principal Amount			Value
$100,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.20%, dated 2/28/2011 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,500,008,333 on 3/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/1/2041 and the market value of those underlying securities was $1,530,361,594.	100,000,000
100,000,000		Interest in $450,000,000 joint repurchase agreement 0.20%, dated 2/28/2011 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $450,002,500 on 3/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/15/2039 and the market value of those underlying securities was $463,501,076.	100,000,000
210,000,000		Interest in $500,000,000 joint repurchase agreement 0.18%, dated 2/28/2011 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,002,500 on 3/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury Securities with various maturities to 2/15/2021 and the market value of those underlying securities was $510,002,588.	210,000,000
50,000,000	[5]	Interest in $450,000,000 joint repurchase agreement 0.20%, dated 1/12/2011 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $450,225,000 on 4/12/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/20/2041 and the market value of those underlying securities was $462,981,456.	50,000,000
51,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.24%, dated 1/13/2011 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,000,600,000 on 4/13/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2050 and the market value of those underlying securities was $1,030,317,448.	51,000,000
100,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.20%, dated 2/28/2011 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,011,111 on 3/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2048 and the market value of those underlying securities was $2,046,202,630.	100,000,000
		TOTAL REPURCHASE AGREEMENTS	1,385,635,000
		TOTAL INVESTMENTS — 100.4% (AT AMORTIZED COST)[6]	2,527,865,802
		OTHER ASSETS AND LIABILITIES - NET — (0.4)%[7]	(9,347,864)
		TOTAL NET ASSETS — 100%	$2,518,517,938
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2011, these restricted securities amounted to $252,018,778, which represented 10.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2011, these liquid restricted securities amounted to $252,018,778, which represented 10.0% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2011.

2

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securitiesLevel 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 28, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

FDIC — Federal Deposit Insurance Corporation

GTD — Guaranteed

3

Federated Municipal Cash Series

Portfolio of Investments

February 28, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.1%;1,2
		Alabama – 0.2%
$1,384,500		Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.320%, 3/3/2011	1,384,500
		Arizona – 9.8%
2,700,000	[3,4]	Arizona School Facilities Board, Floater Certificates (Series 2008-3199X) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley Bank LIQ), 0.270%, 3/3/2011	2,700,000
1,255,000		Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.490%, 3/3/2011	1,255,000
7,221,000		Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.470%, 3/3/2011	7,221,000
3,500,000		Maricopa County, AZ, IDA MFH, (Series 2008: Village at Sun Valley Apartments) Weekly VRDNs (Western Sun Valley, LP)/(FHLMC LOC), 0.310%, 3/3/2011	3,500,000
3,400,000		Maricopa County, AZ, IDA MFH, Revenue Bonds (Series 2002) Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 0.270%, 3/3/2011	3,400,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.370%, 3/3/2011	4,000,000
5,610,000		Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Wells Fargo & Co. LOC), 0.400%, 3/3/2011	5,610,000
1,290,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (MechoShade West, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.460%, 3/3/2011	1,290,000
2,100,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank, N.A. LOC), 0.410%, 3/3/2011	2,100,000
6,750,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.350%, 3/3/2011	6,750,000
3,630,000		Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.420%, 3/3/2011	3,630,000
1,175,000		Pinal County, AZ IDA, (Series 2006) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.420%, 3/3/2011	1,175,000
4,235,000		Pinal County, AZ IDA, (Series 2007) Weekly VRDNs (Artistic Paver Mfg. Phoenix, Inc.)/(SunTrust Bank LOC), 0.850%, 3/2/2011	4,235,000
2,135,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.260%, 3/3/2011	2,135,000
6,500,000		Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 3/3/2011	6,500,000
300,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.270%, 3/2/2011	300,000
3,390,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.650%, 3/3/2011	3,390,000
		TOTAL	59,191,000
		California – 3.1%
11,995,000	[3,4]	California State, DCL Floater Certificates (Series 2008-035) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.410%, 3/3/2011	11,995,000
4,500,000		Los Angeles, CA USDT, (Series A), 2.00% TRANs, 6/30/2011	4,519,701
2,275,000		Oxnard, CA IDFA, (Series 2004) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 1.500%, 3/3/2011	2,275,000
		TOTAL	18,789,701
		Colorado – 0.1%
775,000		Colorado HFA, (Series 2000A) Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 3/3/2011	775,000
		Florida – 0.8%
960,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT), (Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.380%, 3/3/2011	960,000
3,800,000		Orange County, FL IDA, (Series 2004) Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC), 0.800%, 3/2/2011	3,800,000
		TOTAL	4,760,000
		Georgia – 17.8%
3,350,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.420%, 3/3/2011	3,350,000
8,500,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.340%, 3/3/2011	8,500,000
5,515,000		Burke County, GA Development Authority, (Second Series 1995) Daily VRDNs (Georgia Power Co.), 0.300%, 3/1/2011	5,515,000

Principal Amount		Value
$2,000,000	Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(FHLB of Atlanta LOC), 0.290%, 3/2/2011	2,000,000
1,750,000	Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.340%, 3/3/2011	1,750,000
2,500,000	Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 0.290%, 3/3/2011	2,500,000
1,225,000	DeKalb County, GA MFH Authority, (Series 2003) Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 0.300%, 3/3/2011	1,225,000
4,080,000	Fitzgerald & Ben Hill County, GA Development Authority, (Series 2007) Weekly VRDNs (Agri-Products, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.320%, 3/3/2011	4,080,000
9,100,000	Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.350%, 3/3/2011	9,100,000
19,865,000	Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.340%, 3/3/2011	19,865,000
3,800,000	Macon-Bibb County, GA Industrial Authority, (Series 2007) Weekly VRDNs (Battle Lumber Co., Inc.)/(U.S. Bank, N.A. LOC), 0.380%, 3/3/2011	3,800,000
3,000,000	Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.260%, 3/3/2011	3,000,000
9,900,000	Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.300%, 3/1/2011	9,900,000
2,250,000	Monroe County, GA Development Authority, (Second Series 2006) Daily VRDNs (Georgia Power Co.), 0.300%, 3/1/2011	2,250,000
4,000,000	Municipal Electric Authority of Georgia, (Series 1994D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.350%, 3/2/2011	4,000,000
4,000,000	Municipal Gas Authority of Georgia, (Series III — J), 2.00% Bonds, 11/16/2011	4,039,634
4,000,000	Pike County, GA Development Authority, (Series 2003) Weekly VRDNs (Southern Mills, Inc.)/(Bank of America N.A. LOC), 0.540%, 3/2/2011	4,000,000
5,000,000	Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 0.290%, 3/3/2011	5,000,000
4,000,000	Waycross and Ware County Development Authority, (Series 2007) Weekly VRDNs (Rich Products Corp.)/(Bank of America N.A. LOC), 0.300%, 3/2/2011	4,000,000
3,500,000	Wayne County, GA Development Authority, (Series 2000) Weekly VRDNs (Republic Services of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.420%, 3/2/2011	3,500,000
5,600,000	Willacoochee, GA Development Authority, (Series 1997) Weekly VRDNs (Langboard, Inc.)/(FHLB of Atlanta LOC), 0.360%, 3/3/2011	5,600,000
	TOTAL	106,974,634
	Illinois – 5.3%
3,895,000	Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living L.P.)/(Harris, N.A. LOC), 0.400%, 3/3/2011	3,895,000
1,545,000	Chicago, IL, (Series 2001) Weekly VRDNs (J.M.B. Moesle LLC)/(Harris, N.A. LOC), 0.590%, 3/3/2011	1,545,000
1,800,000	Elgin, IL, (Series 2001) Weekly VRDNs (Gemini Mouldings, Inc.)/(Bank of America N.A. LOC), 1.800%, 3/3/2011	1,800,000
1,445,000	Illinois Development Finance Authority IDB Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC), 0.540%, 3/3/2011	1,445,000
2,950,000	Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.680%, 3/3/2011	2,950,000
1,000,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.520%, 3/3/2011	1,000,000
2,130,000	Illinois Development Finance Authority IDB, Adjustable Rate IDRB (Series 1996A) Weekly VRDNs (Nimlok Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.680%, 3/3/2011	2,130,000
3,000,000	Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (Kasbergen Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.460%, 3/3/2011	3,000,000
3,050,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Jasper Meats, Inc.)/(Harris, N.A. LOC), 0.440%, 3/3/2011	3,050,000
3,300,000	Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.610%, 3/2/2011	3,300,000
7,600,000	Will County, IL, (Series 2007) Weekly VRDNs (University of St. Francis)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 3/4/2011	7,600,000
	TOTAL	31,715,000
	Indiana – 2.4%
1,500,000	Indiana Development Finance Authority, EDRB (Series 2002) Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.410%, 3/3/2011	1,500,000
10,000,000	Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.400%, 3/3/2011	10,000,000
3,000,000	Lawrence, IN Economic Development Revenue Board, (Series 2002) Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 3/3/2011	3,000,000
	TOTAL	14,500,000

Principal Amount			Value
		Kansas – 0.9%
$3,374,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT), (Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.380%, 3/3/2011	3,374,000
2,125,000		Wyandotte County, KS, (Series 1999) Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 0.370%, 3/2/2011	2,125,000
		TOTAL	5,499,000
		Kentucky – 0.5%
600,000		Henderson County, KY, (Series 1996A) Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.760%, 3/3/2011	600,000
2,100,000		Kentucky Housing Corp. Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 2.150%, 3/3/2011	2,100,000
		TOTAL	2,700,000
		Louisiana – 1.1%
3,500,000		Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.250%, 3/1/2011	3,500,000
2,900,000		Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.420%, 3/3/2011	2,900,000
		TOTAL	6,400,000
		Maine – 0.4%
2,340,000		Dover-Foxcroft, ME, (Series 2005) Weekly VRDNs (Pleasant River Lumber Co.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 3/2/2011	2,340,000
		Michigan – 1.8%
7,500,000		Kent Hospital Finance Authority, MI, (Series 2008B-2) Weekly VRDNs (Spectrum Health)/(Landesbank Baden-Wurttemberg LIQ), 0.400%, 3/2/2011	7,500,000
3,630,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.250%, 3/1/2011	3,630,000
		TOTAL	11,130,000
		Minnesota – 0.0%
120,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.620%, 3/3/2011	120,000
		Multi-State – 5.7%
2,541,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT), (Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.410%, 3/3/2011	2,541,000
2,498,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT), (Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.410%, 3/3/2011	2,498,000
6,700,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.430%, 3/3/2011	6,700,000
7,600,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.430%, 3/3/2011	7,600,000
5,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1), Weekly VRDPs (GTD by Deutsche Bank AG), 0.460%, 3/3/2011	5,000,000
10,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., (Series 1), Weekly VRDPs (GTD by JPMorgan Chase Bank, N.A.,), 0.460%, 3/3/2011	10,000,000
		TOTAL	34,339,000
		New Jersey – 2.2%
2,887,000		Chester Township, NJ, 1.50% BANs, 9/30/2011	2,900,377
3,286,610		Evesham Township, NJ, 1.25% BANs, 10/27/2011	3,300,565
2,521,429		Lavallette Borough, NJ, 1.50% BANs, 9/9/2011	2,530,633
1,900,000		Somers Point, NJ, 1.75% BANs, 10/4/2011	1,909,514
2,506,000		Woodbridge Township, NJ, 2.00% BANs, 7/1/2011	2,514,290
		TOTAL	13,155,379
		New York – 7.9%
1,005,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.410%, 3/3/2011	1,005,000
1,100,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.510%, 3/2/2011	1,100,000
1,565,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.460%, 3/3/2011	1,565,000
5,000,000		Lockport, NY City School District, (Series 2010A), 1.50% BANs, 8/11/2011	5,013,277
1,700,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 0.750%, 3/2/2011	1,700,000
2,500,000		Nassau County, NY, 1.25% TANs, 3/31/2011	2,501,034
1,600,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.440%, 3/3/2011	1,600,000
1,700,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.400%, 3/3/2011	1,700,000

Principal Amount			Value
$20,000,000	[3,4]	Nuveen New York Investment Quality Municipal Fund, Inc., (Series 1), Weekly VRDPs (GTD by Citibank NA, New York), 0.510%, 3/3/2011	20,000,000
5,000,000		Oswego, NY City School District, (Series 2010A), 1.25% BANs, 6/30/2011	5,009,883
2,250,000		Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Bank of New York Mellon LOC), 0.320%, 3/3/2011	2,250,000
4,325,000	[3,4]	Tonawanda, NY Housing Authority, Red Stone (Series 2010 C-3) Weekly VRDNs (Tonawanda Towers )/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.440%, 3/3/2011	4,325,000
		TOTAL	47,769,194
		Ohio – 27.0%
1,175,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 0.280%, 3/3/2011	1,175,000
2,720,000		Akron, OH, (Series B), 1.125% BANs, 12/8/2011	2,730,949
4,980,000		Blue Ash, OH, (Series 2008) Weekly VRDNs (Ursuline Academy of Cincinnati)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 3/4/2011	4,980,000
8,050,000		Cleveland, OH, (Series 2009D) Weekly VRDNs (Cleveland, OH Airport System)/(KBC Bank N.V. LOC), 0.300%, 3/3/2011	8,050,000
4,000,000		Cleveland, OH, Subordinated Water Revenue Notes (Series 2010), 2.00% BANs, 7/28/2011	4,020,295
4,000,000		Dover, OH, 1.25% BANs, 3/31/2011	4,001,802
2,000,000		Fairborn, OH, 1.25% BANs, 4/19/2011	2,001,330
9,750,000		Franklin County, OH Health Care Facilities, (Series 2010A) Weekly VRDNs (Ohio State University Physicians, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 3/4/2011	9,750,000
11,325,000		Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.550%, 3/1/2011	11,325,000
3,250,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 3/3/2011	3,250,000
2,000,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York Mellon LOC), 0.260%, 3/3/2011	2,000,000
4,950,000		Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(Assured Guaranty Municipal Corp. INS)/(Fifth Third Bank, Cincinnati LIQ), 0.800%, 3/3/2011	4,950,000
4,771,000		Lakewood, OH, 1.00% BANs, 4/13/2011	4,772,950
3,500,000		Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC), 0.340%, 3/3/2011	3,500,000
8,905,000		Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 0.290%, 3/3/2011	8,905,000
2,290,000		Marion County, OH, 1.50% BANs, 4/27/2011	2,291,946
1,500,000		Mayfield Heights, OH, 1.25% BANs, 8/18/2011	1,502,075
9,850,000		Montgomery County, OH Hospital Authority, (Series 2008A) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.370%, 3/2/2011	9,850,000
2,000,000		Niles, OH, 1.25% BANs, 11/9/2011	2,007,569
1,650,000		North Royalton, OH, 1.25% BANs, 2/22/2012	1,658,836
1,000,000		Oakwood City, OH, 1.125% BANs, 3/10/2011	1,000,055
25,000,000		Ohio HFA, (Series 2005D) Weekly VRDNs (GNMA COL)/(FHLB of Cincinnati LIQ), 0.280%, 3/2/2011	25,000,000
21,000,000		Ohio State Higher Educational Facility Commission, (Series 2008E) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.350%, 3/2/2011	21,000,000
1,500,000		Sandusky, OH, (Series -1), 0.95% BANs, 10/13/2011	1,502,303
4,445,000		Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(Bank of New York Mellon LOC), 0.340%, 3/3/2011	4,445,000
1,223,000		Tipp City, OH, 1.25% BANs, 2/21/2012	1,230,125
4,000,000		Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.490%, 3/3/2011	4,000,000
10,600,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 3/4/2011	10,600,000
1,400,000		Willowick, OH, 1.15% BANs, 3/8/2012	1,405,558
		TOTAL	162,905,793
		Pennsylvania – 0.3%
1,700,000		Philadelphia, PA, (Series A of 2010-2011), 2.00% TRANs, 6/30/2011	1,707,276
		South Dakota – 0.5%
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.460%, 3/3/2011	3,000,000

Principal Amount			Value
		Tennessee – 1.7%
$10,000,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2006) Weekly VRDNs (The Fountains Apartments, LLC)/(Fifth Third Bank, Cincinnati LOC), 0.660%, 3/4/2011	10,000,000
		Texas – 1.5%
1,910,000		Houston, TX Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor) Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York Mellon LOC), 1.000%, 3/1/2011	1,910,000
4,120,000	[3,4]	Texas State Department of Housing & Community Affairs, P-FLOATs (Series PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.360%, 3/3/2011	4,120,000
2,850,000		Waxahachie, TX IDA, (Series 1998) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 0.850%, 3/2/2011	2,850,000
		TOTAL	8,880,000
		Utah – 0.7%
4,100,000		Nephi City, UT IDRB, (Series 2008) Weekly VRDNs (FiberTek Insulation West LLC)/(Key Bank, N.A. LOC), 0.670%, 3/3/2011	4,100,000
		Vermont – 0.7%
2,375,000		Vermont EDA, (Series 2008A) Weekly VRDNs (Green Mountain College)/(Key Bank, N.A. LOC), 0.590%, 3/3/2011	2,375,000
2,000,000		Vermont State Student Assistance Corp., (Series 2008C-2) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.270%, 3/3/2011	2,000,000
		TOTAL	4,375,000
		Virginia – 6.9%
8,925,000		Chesapeake, VA Hospital Authority, (Series 2001A) Weekly VRDNs (Chesapeake General Hospital)/(FHLB of Atlanta LOC), 0.240%, 3/2/2011	8,925,000
4,000,000		Fairfax County, VA IDA, (Inova Health System), (Series 2010A-1), 0.380%, 3/3/2011	4,000,000
6,000,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.240%, 3/2/2011	6,000,000
9,500,000		Hanover County, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(U.S. Bank, N.A. LOC), 0.260%, 3/2/2011	9,500,000
2,100,000		Loudoun County, VA IDA, (Series 2003E) Weekly VRDNs (Howard Hughes Medical Institute), 0.220%, 3/2/2011	2,100,000
3,000,000		Loudoun County, VA IDA, (Series 2008) Weekly VRDNs (Loudoun Country Day School)/(PNC Bank, N.A. LOC), 0.200%, 3/3/2011	3,000,000
2,815,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 0.850%, 3/2/2011	2,815,000
5,000,000		Virginia Commonwealth University Health System Authority, (Series B) Daily VRDNs (Wells Fargo Bank, N.A. LOC), 0.220%, 3/1/2011	5,000,000
		TOTAL	41,340,000
		Washington – 0.5%
625,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.310%, 3/2/2011	625,000
2,250,000		Washington State Housing Finance Commission: MFH, (Series 1998A: Oxford Square Apartments) Weekly VRDNs (Oxford Housing LP)/(U.S. Bank, N.A. LOC), 0.310%, 3/3/2011	2,250,000
		TOTAL	2,875,000
		Wisconsin – 0.3%
2,000,000		Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.630%, 3/3/2011	2,000,000
		TOTAL INVESTMENTS — 100.1% (AT AMORTIZED COST)[5]	602,725,477
		OTHER ASSETS AND LIABILITIES - NET — (0.1)%[6]	(434,425)
		TOTAL NET ASSETS — 100%	$602,291,052

Securities that are subject to the federal alternative minimum tax (AMT) represent 53.6% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At February 28, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.7%	2.3%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2011, these restricted securities amounted to $85,648,000, which represented 14.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2011, these liquid restricted securities amounted to $85,648,000, which represented 14.2% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securitiesLevel 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 28, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDFA	— Industrial Development Finance Authority
IDR	— Industrial Development Revenue
IDRB(s)	— Industrial Development Revenue Bond(s)
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MFH	— Multi-Family Housing
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
ROCs	— Reset Option Certificates
TANs	— Tax Anticipation Notes
TRANs	— Tax and Revenue Anticipation Notes
USDT	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

Federated Prime Cash Series

Portfolio of Investments

February 28, 2011 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.0%
		Finance - Automotive – 1.0%
$178,857	[1,2]	Ford Credit Auto Owner Trust 2010-B, Class A1, 0.506%, 8/15/2011	178,857
2,382,180		Santander Drive Auto Receivables Trust 2010-2, Class A1, 0.405%, 9/15/2011	2,382,180
24,816,632		Santander Drive Auto Receivables Trust 2010-3, Class A1, 0.357%, 12/15/2011	24,816,632
17,951,836	[1,2]	Santander Drive Auto Receivables Trust 2010-B, Class A1, 0.374%, 12/15/2011	17,951,836
		TOTAL	45,329,505
		Finance - Equipment – 1.0%
4,750,826	[1,2]	GE Equipment Midticket LLC, Class A1, 0.351%, 9/14/2011	4,750,826
18,000,000	[1,2]	GE Equipment Small Ticket LLC (Series 2011-1), Class A1, 0.382%, 2/21/2012	18,000,000
15,000,000	[1,2]	Macquarie Equipment Funding Trust 2011-A, Class A1, 0.432%, 3/20/2012	15,000,000
608,583	[1,2]	Navistar Financial Corp. Owner Trust 2010-A, Class A1, 0.608%, 6/20/2011	608,583
8,132,192	[1,2]	Navistar Financial Corp. Owner Trust 2010-B, Class A1, 0.345%, 10/18/2011	8,132,192
		TOTAL	46,491,601
		TOTAL ASSET-BACKED SECURITIES	91,821,106
		Certificates of Deposit – 35.8%
		Finance - Banking – 35.8%
164,500,000		BNP Paribas SA, 0.380% - 0.510%, 3/18/2011 - 8/9/2011	164,500,000
75,000,000	[3]	Bank of Montreal, 0.352%, 3/28/2011	75,000,000
239,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.300%, 3/1/2011 - 3/23/2011	239,000,000
25,000,000	[3]	Barclays Bank PLC, 0.682%, 3/28/2011	25,000,000
15,000,000		Barclays Bank PLC, 0.790%, 1/27/2012	15,000,000
15,000,000		Barclays Bank PLC, 0.810%, 1/25/2012	15,000,000
195,000,000		Caisse des Depots et Consignations (CDC), 0.370% - 0.630%, 6/3/2011 - 8/15/2011	195,000,000
162,000,000		Credit Agricole Corporate and Investment Bank, 0.340% - 0.560%, 3/16/2011 - 8/10/2011	162,000,000
50,000,000		Credit Suisse, Zurich, 0.330%, 5/26/2011	50,000,000
25,000,000	[3]	Deutsche Bank AG, 0.592%, 5/23/2011	25,000,000
95,000,000		KBC Bank N.V., 0.450%, 3/9/2011	95,000,000
210,000,000		Mizuho Corporate Bank Ltd., 0.300% - 0.310%, 4/13/2011 - 5/3/2011	210,000,000
82,000,000	[3]	Natixis, 0.324%, 3/17/2011	82,000,000
25,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.343%, 3/7/2011	25,000,000
190,000,000		Societe Generale, Paris, 0.260% - 0.520%, 3/16/2011 - 8/15/2011	190,000,000
95,000,000		Sumitomo Mitsui Banking Corp., 0.290%, 4/11/2011	94,999,459
20,000,000		Toronto Dominion Bank, 0.280%, 3/23/2011	20,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,682,499,459
		Collateralized Loan Agreements – 13.7%
		Brokerage – 1.0%
50,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.842%, 6/22/2011	50,000,000
		Finance - Banking – 12.7%
40,000,000		BNP Paribas Securities Corp., 0.548%, 5/27/2011	40,000,000
75,000,000		Barclays Capital, Inc., 0.456%, 3/16/2011	75,000,000
75,000,000		Citigroup Global Markets, Inc., 0.588% - 0.689%, 3/1/2011	75,000,000
140,000,000		Credit Suisse First Boston LLC, 0.456%, 4/20/2011 - 4/26/2011	140,000,000
50,000,000		Deutsche Bank Securities, Inc., 0.400%, 4/5/2011	50,000,000
40,000,000		J.P. Morgan Securities, Inc., 0.558%, 3/21/2011	40,000,000
25,000,000		Mizuho Securities USA, Inc., 0.335%, 3/1/2011	25,000,000
100,000,000	[3]	RBS Securities, Inc., 0.630%, 3/1/2011	100,000,000
1

Principal Amount			Value
$50,000,000		Wells Fargo Securities, LLC, 0.406%, 4/19/2011	50,000,000
		TOTAL	595,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	645,000,000
		Commercial Paper – 16.2%;4
		Aerospace/Auto – 2.1%
13,900,000	[1,2]	BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.350% - 0.380%, 4/4/2011 - 4/8/2011	13,894,913
83,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.371%, 4/19/2011 - 4/25/2011	82,956,165
		TOTAL	96,851,078
		Diversified – 0.0%
200,000	[1,2]	ITT Corp., 0.370%, 3/1/2011	200,000
		Finance - Automotive – 1.2%
59,000,000		FCAR Owner Trust, (A1+/P1 Series), 0.451% - 0.451%, 7/1/2011 - 7/5/2011	58,908,025
		Finance - Banking – 11.2%
20,000,000		Citigroup Funding, Inc., 0.280%, 3/14/2011	19,997,978
35,000,000		Credit Agricole North America, Inc., 0.260%, 3/16/2011	34,996,208
125,000,000	[1,2]	Danske Corp., Inc., 0.270% - 0.275%, 3/18/2011 - 3/28/2011	124,979,444
50,000,000	[1,2]	Grampian Funding LLC, 0.270%, 3/2/2011	49,999,625
235,000,000		ING (U.S.) Funding LLC, 0.290% - 0.330%, 3/16/2011 - 6/6/2011	234,823,896
60,000,000	[1,2]	Surrey Funding Corporation, 0.300%, 3/16/2011	59,992,500
		TOTAL	524,789,651
		Finance - Commercial – 1.2%
58,000,000	[1,2]	Versailles Commercial Paper LLC, 0.310%, 3/4/2011 - 3/18/2011	57,993,921
		Machinery/Equipment/Auto – 0.5%
23,000,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. Support Agreement), 0.380% - 0.390%, 3/11/2011 - 4/8/2011	22,991,071
		TOTAL COMMERCIAL PAPER	761,733,746
		Corporate Bond – 2.1%
		Finance - Banking – 2.1%
100,000,000	[3]	JPMorgan Chase Bank, N.A., 0.302%, 3/21/2011	100,000,000
		Corporate Note – 1.1%
		Sovereign – 1.1%
50,000,000		International Bank for Reconstruction & Development (World Bank), 0.200%, 3/23/2011	49,993,889
		Loan Participation – 3.4%
		Chemicals – 1.9%
92,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.400%, 3/29/2011	92,000,000
		Miscellaneous – 1.5%
69,000,000		Cargill, Inc., 0.320%, 3/11/2011 - 4/19/2011	69,000,000
		TOTAL LOAN PARTICIPATION	161,000,000
		Notes — Variable – 20.7%;3
		Chemicals – 0.5%
17,000,000		Louisiana Public Facilities Authority, (Series 2007A), 0.250%, 3/1/2011	17,000,000
6,000,000		Michigan Strategic Fund, (Series 2007), 0.250%, 3/1/2011	6,000,000
		TOTAL	23,000,000
		Finance - Banking – 16.0%
1,880,000		6380 Brackbill Associates LP, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 3/4/2011	1,880,000
44,795,000		Albany-Dougherty County, GA Hospital Authority, (Series 2008A), (SunTrust Bank LOC), 0.560%, 3/1/2011	44,795,000
1,000,000		American Manufacturing Co., Inc., (Wells Fargo Bank, N.A. LOC), 0.390%, 3/3/2011	1,000,000
50,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.353%, 3/7/2011	50,000,000
50,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.354%, 3/9/2011	50,000,000
5,065,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.290%, 3/4/2011	5,065,000
8,175,000		Chatham Capital Corp., (Series 2003), (Fifth Third Bank, Cincinnati LOC), 0.600%, 3/3/2011	8,175,000
2

Principal Amount			Value
$20,360,000		Dynetics, Inc., (Series 2010-A), (Branch Banking & Trust Co. LOC), 0.380%, 3/3/2011	20,360,000
495,000		Engle Printing & Publishing, (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 3/4/2011	495,000
13,340,000		Florida State Municipal Power Agency, (Series 2008E), (SunTrust Bank LOC), 0.540%, 3/1/2011	13,340,000
3,690,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 3/4/2011	3,690,000
1,655,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 3/4/2011	1,655,000
1,935,000		Great Southern Wood, Inc., (Wells Fargo Bank, N.A. LOC), 0.390%, 3/4/2011	1,935,000
3,065,000		Grob Systems, Inc., (Series 1998 & 1999), (Fifth Third Bank, Cincinnati LOC), 0.710%, 3/3/2011	3,065,000
2,375,000		Hamilton County Society for the Prevention of Cruelty to Animals, (Series 2008), (Fifth Third Bank, Cincinnati LOC), 0.600%, 3/3/2011	2,375,000
1,075,000		Iowa 80 Group, Inc., (Series 2001), (Wells Fargo Bank, N.A. LOC), 0.340%, 3/1/2011	1,075,000
50,000,000		JPMorgan Chase Bank, N.A., 0.262%, 3/28/2011	50,000,000
25,000,000		Lloyds TSB Bank PLC, London, 1.263%, 3/7/2011	25,000,000
50,000,000		Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 3/1/2011	50,000,000
3,855,000		Memphis, TN Center City Revenue Finance Corp., South Bluffs Project (Series1998-A), (SunTrust Bank LOC), 1.100%, 3/3/2011	3,855,000
17,700,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.280%, 3/2/2011	17,700,000
9,000,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.300%, 3/2/2011	9,000,000
40,000,000		New York City, NY, (Fiscal 2006 Series E-4), (Bank of America N.A. LOC), 0.260%, 3/3/2011	40,000,000
50,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 2.053%, 4/7/2011	50,000,000
16,805,000		Serra Works Bond Holding Co. LLC, (Series 2008-A), (Fifth Third Bank, Cincinnati LOC), 0.570%, 3/3/2011	16,805,000
1,600,000		South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999), (SunTrust Bank LOC), 1.300%, 3/2/2011	1,600,000
3,475,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.390%, 3/4/2011	3,475,000
20,000,000		Svenska Handelsbanken, Stockholm, 0.364%, 5/17/2011	20,000,000
135,000		TDB Realty Ltd., (PNC Bank, N.A. LOC), 3.400%, 3/3/2011	135,000
25,710,000		Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank, N.A. LOC), 0.290%, 3/3/2011	25,710,000
10,400,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.290%, 3/2/2011	10,400,000
75,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 0.344%, 3/14/2011	75,000,000
94,000,000		Westpac Banking Corp. Ltd., Sydney, 0.313%, 3/4/2011	93,991,832
47,500,000		Westpac Banking Corp. Ltd., Sydney, 0.443%, 4/19/2011	47,507,120
3,750,000		Wiley Properties, Inc., (Series 2002), (Fifth Third Bank, Cincinnati LOC), 0.600%, 3/3/2011	3,750,000
		TOTAL	752,833,952
		Finance - Commercial – 0.4%
3,000,000		General Electric Capital Corp., 0.493%, 5/23/2011	3,002,903
3,100,000		KORDSA, Inc., (Series 2006), (General Electric Capital Corp. LOC), 0.440%, 3/3/2011	3,100,000
14,125,000		Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 0.440%, 3/3/2011	14,125,000
		TOTAL	20,227,903
		Finance - Retail – 0.7%
32,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.816%, 3/15/2011	32,000,000
		Government Agency – 2.4%
18,735,000		BBC Enterprises LLC, (Series 2007), (FHLB of San Francisco LOC), 0.260%, 3/3/2011	18,735,000
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.240%, 3/3/2011	10,000,000
45,335,000		Fiore Capital LLC, (Series 2005-A), (FHLB of Chicago LOC), 0.310%, 3/3/2011	45,335,000
6,330,000		Goldleaf Mortgage LLC, (Series 2007-A), (FHLB of Chicago LOC), 0.310%, 3/3/2011	6,330,000
31,000,000		Utah Telecommunication Open Infrastructure Agency, (Series 2008), (FHLB of Cincinnati LOC), 0.280%, 3/3/2011	31,000,000
		TOTAL	111,400,000
		Insurance – 0.7%
15,000,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-2), (Assured Guaranty Corp. INS), 0.540%, 3/1/2011	15,000,000
15,000,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-3), (Assured Guaranty Corp. INS), 0.540%, 3/1/2011	15,000,000
		TOTAL	30,000,000
		TOTAL NOTES — VARIABLE	969,461,855
3

Principal Amount			Value
		Repurchase Agreements – 5.3%
$197,698,000		Interest in $5,305,000,000 joint repurchase agreement 0.20%, dated 2/28/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,305,029,472 on 3/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,411,130,063.	197,698,000
50,000,000	[5]	Interest in $530,000,000 joint repurchase agreement 0.40%, dated 2/22/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $530,530,000 on 5/23/2011. The securities provided as collateral at the end of the period were Collateralized Loan Agreement securities with various maturities to 11/25/2052 and the market value of those underlying securities was $540,642,047.	50,000,000
		TOTAL REPURCHASE AGREEMENTS	247,698,000
		TOTAL INVESTMENTS — 100.3% (AT AMORTIZED COST)[6]	4,709,208,055
		OTHER ASSETS AND LIABILITIES - NET — (0.3)%[7]	(13,506,234)
		TOTAL NET ASSETS — 100%	$4,695,701,821
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2011, these restricted securities amounted to $619,673,768 which represented 13.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2011, these liquid restricted securities amounted to $619,673,768 which represented 13.2% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securitiesLevel 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 28, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
IDB	— Industrial Development Bond
INS	— Insured
LOC	— Letter of Credit

4

Federated Treasury Cash Series

Portfolio of Investments

February 28, 2011 (unaudited)

Principal Amount			Value
		U.S. Treasury – 21.3%
$17,000,000	[1]	United States Treasury Bills, 0.170%, 8/25/2011	16,985,390
22,000,000		United States Treasury Notes, 0.750%, 11/30/2011	22,074,768
60,000,000		United States Treasury Notes, 0.875% - 4.750%, 3/31/2011	60,077,348
103,500,000		United States Treasury Notes, 0.875% - 4.875%, 4/30/2011	103,963,619
11,000,000		United States Treasury Notes, 0.875%, 1/31/2012	11,053,112
14,000,000		United States Treasury Notes, 1.000%, 9/30/2011	14,058,864
14,500,000		United States Treasury Notes, 1.375%, 2/15/2012	14,641,642
22,500,000		United States Treasury Notes, 1.750%, 11/15/2011	22,736,805
43,500,000		United States Treasury Notes, 4.625%, 8/31/2011	44,451,161
14,000,000		United States Treasury Notes, 4.875%, 7/31/2011	14,270,861
14,000,000		United States Treasury Notes, 5.125%, 6/30/2011	14,217,225
		TOTAL U.S. TREASURY	338,530,795
		Repurchase Agreements – 79.7%
100,000,000		Interest in $650,000,000 joint repurchase agreement 0.18%, dated 2/28/2011 under which Bank of Montreal will repurchase securities provided as collateral for $650,003,250 on 3/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $663,003,367.	100,000,000
146,886,000		Interest in $8,785,000,000 joint repurchase agreement 0.18%, dated 2/28/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $8,785,043,925 on 3/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $8,960,744,832.	146,886,000
120,000,000	[2]	Interest in $1,825,000,000 joint repurchase agreement 0.18%, dated 1/19/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,825,547,500 on 3/21/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $1,861,872,403.	120,000,000
100,000,000		Interest in $3,287,000,000 joint repurchase agreement 0.18%, dated 2/28/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $3,287,016,435 on 3/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2020 and the market value of those underlying securities was $3,352,756,803.	100,000,000
100,000,000		Interest in $500,000,000 joint repurchase agreement 0.18%, dated 2/28/2011 under which Citibank, N.A. will repurchase a security provided as collateral for $500,002,500 on 3/1/2011. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 7/31/2012 and the market value of that underlying security was $510,002,558.	100,000,000
100,000,000		Interest in $500,000,000 joint repurchase agreement 0.18%, dated 2/28/2011 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,002,500 on 3/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2021 and the market value of those underlying securities was $510,002,630.	100,000,000
100,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.18%, dated 2/28/2011 under which Credit Agricole Securities (USA), Inc. will repurchase securities provided as collateral for $3,000,015,000 on 3/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $3,060,015,376.	100,000,000
100,000,000		Interest in $300,000,000 joint repurchase agreement 0.17%, dated 2/28/2011 under which J.P. Morgan Securities, Inc. will repurchase a security provided as collateral for $300,001,417 on 3/1/2011. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 2/28/2013 and the market value of that underlying security was $306,002,122.	100,000,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.17%, dated 2/28/2011 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,000,004,722 on 3/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $1,020,004,855.	100,000,000
100,000,000		Interest in $2,695,000,000 joint repurchase agreement 0.18%, dated 2/28/2011 under which RBS Securities, Inc. will repurchase securities provided as collateral for $2,695,013,475 on 3/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2020 and the market value of those underlying securities was $2,748,901,420.	100,000,000
100,000,000		Interest in $785,000,000 joint repurchase agreement 0.18%, dated 2/28/2011 under which Societe Generale, New York will repurchase securities provided as collateral for $785,003,925 on 3/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2020 and the market value of those underlying securities was $800,704,093.	100,000,000
1

Principal Amount		Value
$100,000,000	Interest in $1,150,000,000 joint repurchase agreement 0.18%, dated 2/28/2011 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,150,005,750 on 3/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,173,005,922.	100,000,000
	TOTAL REPURCHASE AGREEMENTS	1,266,886,000
	TOTAL INVESTMENTS — 101.0% (AT AMORTIZED COST)[3]	1,605,416,795
	OTHER ASSETS AND LIABILITIES - NET — (1.0)%[4]	(15,209,362)
	TOTAL NET ASSETS — 100%	$1,590,207,433
1	Discount rate at time of purchase.
2	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securitiesLevel 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 28, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

2

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Cash Trust Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 20, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2011